COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 30, 2013	Mar. 30, 2013 Warranty claims [Member]	Mar. 31, 2012 Warranty claims [Member]	Dec. 31, 2012 Warranty claims [Member]	Dec. 31, 2011 Warranty claims [Member]	Dec. 31, 2010 Warranty claims [Member]	Dec. 31, 2012 Multiemployer Pension Plan [Member]
Loss Contingencies [Line Items]
Future minimum rental obligations for non-cancellable lease		$ 112,700,000
Lease Obligations [Abstract]
2013		18,861,000
2014		17,290,000
2015		14,935,000
2016		12,033,000
2017		10,735,000
Thereafter		38,844,000
Sublease Income [Abstract]
2013		445,000
2014		454,000
2015		463,000
2016		472,000
2017		481,000
Thereafter		3,650,000
Total rental expenses		26,000,000	24,600,000	24,600,000
Indemnification [Abstract]
Receivable related to indemnification	3,600,000	3,400,000	3,600,000		3,300,000
Current liabilities	400,000	400,000	400,000		400,000
Long-term liabilities	3,200,000	3,000,000	3,200,000		2,900,000
Product claim liabilities	193,000	218,000	193,000		146,000
Multiemployer pension plan withdrawal liability	2,854,000	2,615,000	2,854,000		2,552,000
Other	572,000	578,000	572,000		587,000
Liabilities for contingency	3,619,000	3,411,000	3,619,000		3,285,000
Quarterly contribution to pension fund through 2018											100,000
Warranty claims [Abstract]
Warranty liabilities, Current	7,677,000	8,336,000	7,677,000		7,915,000
Warranty liabilities , Noncurrent	30,935,000	29,534,000	30,935,000		29,793,000
Change in the Company's warranty liabilities [Roll Forward]
Balance, beginning of period						37,870,000	38,612,000	38,612,000	41,780,000	43,398,000
Warranty expense during period						2,519,000	2,570,000	11,034,000	7,359,000	11,364,000
Settlements made during period						(2,681,000)	(2,402,000)	(11,776,000)	(10,527,000)	(12,982,000)
Balance, end of period						37,708,000	38,780,000	37,870,000	38,612,000	41,780,000
Environmental [Abstract]
Environmental remediation estimate	1,800,000		1,800,000
Incremental environmental remediation expense	1,600,000
Environmental liability within current liabilities	500,000	300,000	500,000		300,000
Environmental liability within other long-term liabilities	1,300,000	1,500,000	1,300,000		1,500,000
Increase in estimated claim reserves		$ 400,000